Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Administrative and Support and Waste Management and Remediation Services - 3.5%
714	Booking Holdings, Inc. (a)	$1,136,931
13,620	Expedia Group, Inc.	1,119,564
4,022	FleetCor Technologies, Inc. (a)	1,011,653
8,824	Waste Management, Inc.	934,550
		4,202,698
	Consumer, Cyclical - 0.6%
9,780	Hasbro, Inc.	733,011
	Consumer, Non-cyclical - 0.9%
9,233	Alexion Pharmaceuticals, Inc. (a)	1,036,312
	Finance and Insurance - 7.6%
4,762	Anthem, Inc.	1,252,311
5,117	Aon plc - Class A	985,534
7,830	Cboe Global Markets, Inc.	730,382
14,564	Centene Corporation (a)	925,542
10,264	Intercontinental Exchange, Inc.	940,182
7,635	Nasdaq, Inc.	912,154
8,722	T Rowe Price Group, Inc.	1,077,167
8,262	UnitedHealth Group, Inc.	2,436,877
		9,260,149
	Financial - 1.0%
2,216	BlackRock, Inc.	1,205,703
	Health Care and Social Assistance - 2.2%
5,780	Laboratory Corporation of America Holdings (a)	960,116
8,940	Quest Diagnostics, Inc.	1,018,802
7,190	Universal Health Services, Inc. - Class B	667,879
		2,646,797
	Information - 4.5%
13,631	Activision Blizzard, Inc.	1,034,593
92,474	AT&T, Inc.	2,795,489
30,217	Oracle Corporation	1,670,094
		5,500,176
	Management of Companies and Enterprises - 1.1%
6,378	Accenture plc - Class A	1,369,484
	Manufacturing - 51.1% (b)
7,694	3M Company	1,200,187
28,310	AbbVie, Inc.	2,779,476
4,050	Align Technology, Inc. (a)	1,111,482
10,072	AMETEK, Inc.	900,135
6,993	Amgen, Inc.	1,649,369
10,117	Amphenol Corporation - Class A	969,310
8,938	Analog Devices, Inc.	1,096,156
21,219	Apple, Inc.	7,740,691

3,521	Arista Networks, Inc. (a)	739,516
3,322	Biogen, Inc. (a)	888,801
5,295	Broadcom, Inc.	1,671,155
12,288	Carrier Global Corporation	273,039
10,037	Celanese Corporation	866,595
40,637	Cisco Systems, Inc.	1,895,310
5,711	Cummins, Inc.	989,488
15,903	Eastman Chemical Corporation	1,107,485
11,000	Eaton Corporation plc	962,280
7,072	Fortinet, Inc. (a)	970,773
6,996	General Dynamics Corporation	1,045,622
8,059	Honeywell International, Inc.	1,165,251
5,886	Illinois Tool Works, Inc.	1,029,167
9,631	Incyte Corporation (a)	1,001,335
30,883	Intel Corporation	1,847,730
13,232	International Business Machines Corporation	1,598,029
17,085	Johnson & Johnson	2,402,664
6,498	Kimberly-Clark Corporation	918,492
5,397	KLA Corporation	1,049,609
3,805	Lennox International, Inc.	886,527
3,163	Lockheed Martin Corporation	1,154,242
12,426	Medtronic plc	1,139,464
17,333	NetApp, Inc.	769,065
2,991	Northrop Grumman Corporation	919,553
6,119	Otis Worldwide Corporation	347,926
12,448	PACCAR, Inc.	931,733
8,130	Packaging Corporation of America	811,374
17,937	Philip Morris International, Inc.	1,256,666
9,274	PPG Industries, Inc.	983,600
8,809	Qorvo, Inc. (a)	973,659
12,296	Raytheon Technologies Corporation	757,679
1,731	Regeneron Pharmaceuticals, Inc. (a)	1,079,538
4,850	Rockwell Automation, Inc.	1,033,050
8,325	Skyworks Solutions, Inc.	1,064,434
7,517	Stanley Black & Decker, Inc.	1,047,719
12,915	Teradyne, Inc.	1,091,447
10,228	Texas Instruments, Inc.	1,298,649
21,805	Trimble, Inc. (a)	941,758
13,913	Tyson Foods, Inc. - Class A	830,745
9,240	Xilinx, Inc.	909,124
3,869	Zebra Technologies Corporation - Class A (a)	990,271
7,483	Zimmer Biomet Holdings, Inc.	893,171
		61,980,541
	Professional, Scientific, and Technical Services - 7.1%
7,667	CDW Corporation	890,752
11,628	Cerner Corporation	797,099
17,167	Cognizant Technology Solutions Corporation - Class A	975,429
13,772	Facebook, Inc. - Class A (a)	3,127,208
14,197	Omnicom Group, Inc.	775,156

11,897		Paychex, Inc.	901,198
7,396		VMware, Inc. - Class A (a)	1,145,345
			8,612,187
		Real Estate and Rental and Leasing - 0.9%
7,501		United Rentals, Inc. (a)	1,117,949
		Retail Trade - 9.9%
921		AutoZone, Inc. (a)	1,038,999
7,794		Home Depot, Inc.	1,952,475
26,451		Kroger Company	895,366
12,045		Lowe’s Companies, Inc.	1,627,520
8,916		Ross Stores, Inc.	760,000
9,576		Target Corporation	1,148,450
18,130		TJX Companies, Inc.	916,653
4,007		Ulta Beauty, Inc. (a)	815,104
16,654		Walmart, Inc.	1,994,816
2,888		WW Grainger, Inc.	907,294
			12,056,677
		Transportation and Warehousing - 3.3%
10,513		CH Robinson Worldwide, Inc.	831,158
15,221		CSX Corporation	1,061,513
10,417		Expeditors International of Washington, Inc.	792,109
7,807		Union Pacific Corporation	1,319,929
			4,004,709
		Wholesale Trade - 6.2%
7,538		Advance Auto Parts, Inc.	1,073,788
10,678		Genuine Parts Company	928,559
13,970		Henry Schein, Inc. (a)	815,708
3,837		Huntington Ingalls Industries, Inc.	669,518
34,684		LKQ Corporation (a)	908,721
17,109		LyondellBasell Industries NV - Class A	1,124,404
6,441		McKesson Corporation	988,178
12,277		TE Connectivity, Ltd.	1,001,189
			7,510,065
		TOTAL COMMON STOCKS (Cost $112,480,605)	121,236,458

		SORT-TERM INVESTMENTS - 0.1%
69,652		First American Government Obligations Fund, Class X, 0.09% (c)	69,652
		TOTAL SHORT-TERM INVESTMENTS (Cost $69,652)	69,652
		TOTAL INVESTMENTS - 100.0% (Cost $112,550,257)	121,306,110
		Other Assets in Excess of Liabilities - 0.0% (d)	50,565
		NET ASSETS - 100.0%	$121,356,675

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Rate shown is the annualized seven-day effective yield as of June 30, 2020.
	(d)	Less than 0.05%.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$121,236,458	$-	$-	$121,236,458
Short-Term Investments	69,652	-	-	69,652
Total Investments in Securities	$121,306,110	$-	$-	$121,306,110
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.